Revenue from Contracts with Customers - Transaction Price Allocated to Unsatisfied Performance Obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total - Transaction price allocated to unsatisfied performance obligations	₩ 13,793	₩ 10,846	₩ 20,074
Micro-transaction and Subscription Revenue
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total - Transaction price allocated to unsatisfied performance obligations	12,886	8,742	12,017
Micro-transaction and Subscription Revenue | Online Game
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total - Transaction price allocated to unsatisfied performance obligations	8,418	5,358	6,160
Micro-transaction and Subscription Revenue | Mobile Game
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total - Transaction price allocated to unsatisfied performance obligations	4,468	3,384	5,857
Royalties and License Fees
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total - Transaction price allocated to unsatisfied performance obligations	307	1,403	7,223
Royalties and License Fees | Online Game
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total - Transaction price allocated to unsatisfied performance obligations	286	573	7,203
Royalties and License Fees | Mobile Game
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total - Transaction price allocated to unsatisfied performance obligations	21	830	20
Website and Application Development
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total - Transaction price allocated to unsatisfied performance obligations	₩ 600	₩ 701	₩ 834